SALES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Sales By Product Line [Line Items]
Total	$ 2,609,559	$ 373,218
Dried Cannabis
Disclosure Of Sales By Product Line [Line Items]
Total	2,275,231	152,251
Cannabis Oils
Disclosure Of Sales By Product Line [Line Items]
Total	332,527	213,872
Other
Disclosure Of Sales By Product Line [Line Items]
Total	$ 1,801	$ 7,095